Joint Arrangements and Associate - Husky Midstream Limited Partnership (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Net Earnings (Loss)	$ 551	$ (194)	$ 995	$ (2,226)	$ (2,379)	$ 2,194	$ (2,916)
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Share of equity investment			35.00%
Net Earnings (Loss)			$ 74
Unrecognised share of pre-tax net losses of joint ventures			21
Investment in Equity-Accounted Affiliate	$ 0		0
Unrecognised share of losses of joint ventures			12
Dividends received			37
Share income (loss) from continuing operations of associates and joint ventures accounted for using equity method			$ 5
Husky Midstream Limited Partnership | Power Assets Holding Ltd.
Disclosure of joint ventures [line items]
Share of equity investment			49.00%
Husky Midstream Limited Partnership | Cheung Kong Infrastructure Holdings Ltd.
Disclosure of joint ventures [line items]
Share of equity investment			16.00%